Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax expense (benefit)					$ 80	$ 481	$ 647
Deferred tax expense					(262)	193	240
Adjustment of deferred tax assets and liabilities for enacted rate change						49
Total income tax expense (benefit)	$ (22)	$ (13)	$ 35	$ (86)	$ (182)	$ 723	$ 887